Scope of consolidation	12 Months Ended
Dec. 31, 2024
Scope Of Consolidation [Abstract]
Scope of consolidation

3.	Scope of consolidation
The following table sets forth a list of the principal subsidiaries of the Company, which are grouped by reportable segments, as well as listing of companies within Other activities.

Name	Country	Percentage Interest Held
North America
FCA US LLC	USA	100.00
FCA Canada Inc.	Canada	100.00
Stellantis Mexico, S.A. de C.V.	Mexico	100.00

South America
Stellantis Automoveis Brasil Ltda.	Brazil	100.00
FCA Automobiles Argentina S.A.	Argentina	100.00
Peugeot Citroën Argentina S.A.	Argentina	99.96
Enlarged Europe
Stellantis Europe S.p.A.	Italy	100.00
Automobiles Peugeot	France	100.00
Automobiles Citroën	France	100.00
Opel Automobile GmbH	Germany	100.00
Groupe PSA Italia S.p.A.	Italy	100.00
Stellantis & You France S.A.S.	France	100.00
Stellantis Auto S.A.S.	France	100.00
FCA Germany GmbH	Germany	100.00
Stellantis España, S.L.	Spain	99.99
Vauxhall Motors Limited	United Kingdom	100.00
FCA France S.A.S.	France	100.00
Peugeot Motor Company PLC	United Kingdom	100.00
Stellantis & You UK Limited	United Kingdom	100.00
Peugeot Deutschland GmbH	Germany	100.00
Stellantis & You Italia S.p.A.	Italy	100.00
Stellantis Nederland B.V.	Netherlands	100.00
Citroën Deutschland GmbH	Germany	100.00
Citroën UK Ltd	United Kingdom	100.00
FCA Poland S.p.z.o.o.	Poland	100.00
Stellantis Belux S.A.	Belgium	100.00
Middle East & Africa
Stellantis Middle East FZE	United Arab Emirates	100.00
Stellantis Otomotiv Pazarlama Anonim Sirketi	Turkey	100.00
China and India & Asia Pacific
Stellantis Japan Ltd.	Japan	100.00
Fiat India Automobiles Private Limited	India	50.00
Maserati
Maserati S.p.A.	Italy	100.00
Maserati (China) Cars Trading Co., Ltd.	People's Rep.of China	100.00
Maserati North America Inc.	USA	100.00
Financial Services
Stellantis Financial Services Europe	France	100.00
Stellantis Automotive Finance Co. Ltd.	People's Rep.of China	100.00
Stellantis Financial Services US Corp.	USA	100.00
Banco Stellantis S.A.	Brazil	100.00
Fidis S.p.A.	Italy	100.00
Holdings & Other Companies
FCA North America Holdings LLC	USA	100.00
GIE PSA Trésorerie	France	100.00
Fiat Chrysler Finance North America, Inc.	USA	100.00
FCA US Insurance Company	USA	100.00

Fiat Chrysler Finance S.p.A.	Italy	100.00
Stellantis International S.A.	Switzerland	100.00
Local regulation allows for exemption from local statutory requirements according to sec. 264 (3) of the German
Commercial Code and the Company has applied such exemption for the following legal entities: Citroën Deutschland GmbH,
Stellantis Germany GmbH, Peugeot Deutschland GmbH, Opel Group Warehousing GmbH, FCA Germany GmbH, Stellantis
& You Deutschland GmbH, Opel Eisenach GmbH and Free2Move Deutschland GmbH.
Acquisitions
In January 2024, Stellantis obtained control of Comercial Automotiva S.A. through the acquisition of 70 percent of the voting equity interest of the company, with symmetrical put and call options to purchase the remaining 30 percent of the equity after December 31, 2026. Comercial Automotiva S.A. sells independent aftermarket auto parts, tires and car maintenance services and currently has 122 shops in Brazil. The acquisition further expands Stellantis’ presence in the aftermarket area which is part of our Dare Forward 2030 goals. The total consideration paid in cash at closing was
€133 million. The purchase price allocation has resulted in goodwill of €33 million, with identifiable net assets of
€143 million and €43 million of non-controlling interests. This entity is reported in the South America segment.
In January 2024, Stellantis obtained control of Punch Powertrain PSA e-transmissions Assembly SAS (“PPETA”) as the joint venture partner, Punch Powertrain did not exercise call options it held prior to the lapse date of December 31, 2023.
PPETA assembles and sells eDCTs. PPETA was previously accounted for under the equity method. As the transaction was executed without the transfer of consideration, the fair value of the existing 85 percent interest is used as a measurement of consideration of €99 million. The purchase price allocation has resulted in goodwill of €49 million, identifiable net assets of
€59 million and €9 million of non-controlling interests. PPETA is reported in the Enlarged Europe segment.
In March 2024, Stellantis executed an insolvency call option for total cash consideration €137 million under which we acquired the remaining 40 percent of Punch Powertrain E-Transmission N.V. (“PPET”). Following the transaction
Stellantis owns 100 percent of PPET which designs, engineers and manufactures the components of eDCTs assembled by
PPETA. This was previously accounted for under the equity method. The total consideration amounted to €340 million, of which €137 million in cash and the remainder the fair value of the existing equity method investment. The preliminary purchase price allocation has resulted in goodwill of €8 million and identifiable net assets of €332 million. The amounts reported are provisional and could be subject to further adjustment during the one-year measurement period, in accordance with IFRS 3. PPET is reported in the Enlarged Europe segment. Following acquisition, PPET was renamed to Stellantis E-
Transmission N.V.
In March 2024, Stellantis acquired a 60 percent interest in the French logistics company, Groupe 2L Logistics which reinforces our vehicle distribution capacity. Total consideration was €55 million and the preliminary purchase price allocation has resulted in goodwill of €50 million. The amounts reported are provisional and could be subject to further adjustment during the one-year measurement period, in accordance with IFRS 3. The remaining 40 percent is subject to put and call options over a transition period. This entity is reported in the Enlarged Europe segment.
In July 2024, Stellantis obtained control of Sopriam S.A. (“Sopriam”) which specializes in vehicle distribution and related parts in Morocco. The acquisition allows Stellantis to directly manage the distribution of Stellantis vehicles and parts in the country. Prior to July 2024, Stellantis held a 9 percent interest of Sopriam and in July 2024, Stellantis entered into an agreement for a two-phase step acquisition for the remaining 91 percent for €137 million. The initial phase, involved immediate majority control by Stellantis through the acquisition of a 42 percent interest, followed by the full acquisition of the remaining outstanding shares, which occurred in January 2025. The consideration paid for the first tranche was €63 million and for the second tranche was €74 million. The preliminary purchase price allocation resulted in the recognition of identifiable net assets of €39 million and preliminary goodwill of €101 million. The amounts reported are provisional and could be subject to further adjustment during the one-year measurement period, in accordance with IFRS 3. This entity is reported in the Middle East & Africa segment.
Disposals
In April 2023, as part of the reorganization of the financial services activities in Europe, Stellantis completed the sale of the 50 percent interest held in FCA Bank to CACF for a net consideration of €1,581 million. The total net consideration was comprised of €1,090 million cash received during 2023 and a credit linked note issued by FCA Bank with fair value at inception of €906 million and a residual amount of €374 million at December 31, 2024 (€559 million at
December 31, 2023) after partial repayment. We expect to liquidate the credit linked note by the first half of 2027. Refer to
Note 31, Explanatory notes to the Consolidated Statement of Cash Flows for additional information.
In December 2024, Stellantis completed the sale of its 100 percent interest in Comau for a base purchase price of
€300 million, adjusted for debt assumed by the buyer, resulting in a net consideration of €250 million. As part of the transaction, Stellantis retained 49.9 percent of Comau by investing 49.9 percent of the net proceeds in Comau Group S.p.A
(former OEP Heron Bidco), which is accounted for as an associate under the equity method investment. The shares are subject to put and call options over a period between the second and fourth anniversaries of the closing date, and from the closing date until the third anniversary, respectively. Stellantis recognized loss on disposal of €25 million, which is reflected in the Consolidated Income Statement under Gains/(losses) on disposal of investments. Comau was previously reported within Other and Holding.
During the year ended December 31, 2024, the impact of minor business disposals was not material.
Held for sale
At December 31, 2024, there were various businesses which met the criteria under IFRS 5 to be classified as held for sale with assets of €917 million and liabilities of €458 million (€763 million of assets and €332 million of liabilities at
December 31, 2023) of which €674 million of assets and €350 million of liabilities relates to Stellantis Otomotiv Pazarlama
Anonim Sirketi (€656 million of assets and €332 million of liabilities at December 31, 2023).